Transactions with Related Parties - Amounts (due to)/ From Affiliates (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Amounts due to affiliate companies
Due To Affiliate Current	$ 54	$ 0
Due From Affiliate Current	0	296
Navios Holdings
Amounts due to affiliate companies
Due To Affiliate Current	$ 54
Due From Affiliate Current		$ 296